OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade accounts receivable, net	$ 5,409	$ 4,859
Accrued income	7,058	2,152
Prepaid expenses	7,881	5,940
Other receivables	5,669	3,376
Total other current assets	$ 26,017	$ 16,327